SCHEDULE OF DEFERRED TAX ASSETS (Details) - Globis Acquisition Corp [Member] - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Net operating loss carryforward	$ 43,241	$ 2,586
Startup and organizational costs	508,491	16,290
Total deferred tax assets	551,740	18,876
Valuation allowance	(551,740)	(18,876)
Deferred tax assets, net valuation allowance